Equity (Details)	12 Months Ended
Dec. 31, 2017 $ / shares
Equity [Abstract]
Risk-free interest rate	1.56%
Expected life	3 years 4 months 29 days
Expected dividends	0.00%
Expected volatility	46.51%
Fair value of the Company's common stock	$ 1.14